24. Other liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Abstract
24. Other liabilities
24.	Other liabilities

The breakdown of the balance of “Other Liabilities” is as follows:

Thousand of reais	2020	2019	2018

Accrued expenses and deferred income (1)	5,115,936	5,038,011	3,193,291
Transactions in transit (3)	674,162	785,418	925,336
Provision for share-based payment	325,930	317,539	260,739
Liabilities for insurance contracts	1,987,577	1,901,801	1,797,167
Other (2)	5,947,640	2,878,175	2,918,615
Total	14,051,245	10,920,944	9,095,148

(1) Corresponds, mainly, to payments to be made - personnel expenses.

(2) Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.

(3) Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.